MAINTENANCE RIGHTS	12 Months Ended
Dec. 31, 2020
MAINTENANCE RIGHTS [Abstract]
MAINTENANCE RIGHTS
7.	MAINTENANCE RIGHTS

Changes in maintenance right assets, during the years ended December 31, 2020 and 2019 were as follows (dollars in thousands):

	December 31, 2020	December 31, 2019
Maintenance rights, beginning balance	$290,958	$298,207
Acquisitions	19,780	94,664
Capitalized to aircraft improvements	(8,888)	(6,739)
Maintenance rights settled with retained maintenance payments	—	(3,996)
Maintenance rights offset against end of lease income	(5,014)	—
Cash receipts from maintenance rights	(2,725)	(4,637)
Maintenance rights associated with aircraft sold	(14,987)	(86,541)
Maintenance rights, ending balance	$279,124	$290,958